Consolidated Statements Of Operations And Comprehensive Income (Loss) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net sales	$ 7,039.0		$ 6,999.7		$ 4,306.8
Cost of goods sold	4,576.0		4,629.6		3,040.9
Gross profit	2,463.0		2,370.1		1,265.9
Selling, general and administrative	1,493.8		1,493.7		1,117.7
Research and development	117.3		122.8		92.3
Impairment of trade names	0		11.0		60.7
Operating income (loss)	851.9		742.6		(4.8)
Other (income) expense
Loss (gain) on sale of businesses, net	0.2		(20.8)		0
Loss on early extinguishment of debt	0		0		75.4
Equity income of unconsolidated subsidiaries	(1.2)		(2.0)		(2.3)
Interest income	(3.7)		(4.4)		(2.0)
Interest expense	72.3		75.3		70.2
Income (loss) from continuing operations before income taxes and noncontrolling interest	784.3		694.5		(146.1)
Provision (benefit) for income taxes	177.3		177.0		(67.2)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	607.0		517.5		(78.9)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax	(6.4)		25.9		(25.7)
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax	(385.7)		(0.8)		0
Net income (loss) from continuing operations before noncontrolling interest	214.9		542.6		(104.6)
Noncontrolling interest	0		5.8		2.6
Net income (loss) attributable to Pentair plc	214.9		536.8		(107.2)
Income (Loss) from Continuing Operations Attributable to Parent	607.0		511.7		(81.5)
Comprehensive income (loss), net of tax
Net income (loss) from continuing operations before noncontrolling interest	214.9		542.6		(104.6)
Net income (loss) from continuing operations before noncontrolling interest	214.9		542.6		(104.6)
Changes in cumulative translation adjustment	(336.3)		(29.1)		31.4
Amortization of pension and other post-retirement prior service cost, net of $0, $0.2 and $0.2 tax, respectively	0		0.4		0.3
Changes in market value of derivative financial instruments, net of $1.1, $0.7 and $3.7 tax, respectively	(0.4)		(0.3)		(3.6)
Total comprehensive income (loss)	(121.8)		512.8		(77.1)
Less: Comprehensive income attributable to noncontrolling interest	0		8.0		4.0
Comprehensive income (loss) attributable to Pentair plc	$ (121.8)		$ 504.8		$ (81.1)
Earnings (loss) per ordinary share attributable to Pentair plc
Income (Loss) from Continuing Operations, Per Basic Share	$ 3.19		$ 2.54		$ (0.64)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	$ (2.06)		$ 0.13		$ (0.20)
Basic	$ 1.13	[1]	$ 2.67	[1]	$ (0.84)
Income (Loss) from Continuing Operations, Per Diluted Share	$ 3.14		$ 2.50		$ (0.64)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	$ (2.03)		$ 0.12		$ (0.20)
Diluted	$ 1.11	[1]	$ 2.62	[1]	$ (0.84)
Weighted average ordinary shares outstanding
Basic (shares)	190.6		201.1		127.4
Diluted (shares)	193.7		204.6		127.4

[1]	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average ordinary shares outstanding during that period